Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the component parts of earnings per share [Abstract]
Net income	$ 44,193	$ 39,812	$ 37,534
Less: Net income allocated to participating securities	43	45	43
Net income allocated to common shareholders	44,150	39,767	37,491
Basic EPS [Abstract]
Distributed earnings allocated to common stock	24,866	24,745	24,607
Undistributed earnings allocated to common stock	19,284	15,022	12,884
Net income allocated to common shareholders	44,150	39,767	37,491
Weighted average common shares outstanding including participating securities (in shares)	94,721,000	94,266,000	93,739,000
Less: Participating securities (in shares)	93,000	106,000	106,000
Weighted average common shares (in shares)	94,628,000	94,160,000	93,633,000
Basic EPS (in dollars per share)	$ 0.467	$ 0.422	$ 0.400
Diluted EPS [Abstract]
Net income allocated to common shareholders	$ 44,150	$ 39,767	$ 37,491
Weighted average common shares for basic EPS (in shares)	94,628,000	94,160,000	93,633,000
Effect of Dilutive Securities [Abstract]
Stock Options (in shares)	125,000	46,000	4,000
Weighted average common shares including potential dilutive shares (in shares)	94,753,000	94,206,000	93,637,000
Diluted EPS (in dollars per share)	$ 0.466	$ 0.422	$ 0.400
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of antidilutive stock options excluded from diluted earnings per share (in shares)	2,300,000	2,500,000	2,900,000